Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Income tax (benefit) expense computed at the statutory rate	$ (1,488)	$ 4,219	$ (1,996)	$ (1,504)	$ 5,916
Dividends-received deductions and tax-exempt interest	(1,013)	(787)	(2,455)	(1,447)	(1,603)
Other	7	5	10	(182)	112
Income tax (benefit) expense as reported	$ (2,494)	$ 3,437	$ (4,441)	$ (3,133)	$ 4,425